Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Payroll and benefits	$ 5,976	$ 0	$ 0
Professional fees	215,481	155,108	95,397
Share-based compensation	385,930	3,744,172	$ 0
Related Parties Transaction [Member]
Statement [Line Items]
Payroll and benefits	452,631	448,984
Consulting fees	339,612	341,541
Professional fees	27,506	35,946
Share-based compensation	385,930	3,744,172
Total	$ 1,205,679	$ 4,570,643